Revision of Prior Period Amounts	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Revision of Prior Period Amounts

NOTE 20 REVISION OF CURRENT AND PRIOR PERIOD AMOUNTS

During the third quarter of 2011, TDS discovered certain errors related to accounting for asset retirement obligations and asset retirement costs. These errors resulted in the overstatement of Total operating expenses, Property, plant and equipment, net and Other deferred liabilities and credits in 2010, 2009 and 2008. In addition to these errors, TDS identified other immaterial errors in such periods. In accordance with SEC Staff Accounting Bulletin Nos. 99 and 108 (“SAB 99” and “SAB 108”), TDS evaluated these errors and determined that they were immaterial to each of the reporting periods affected and, therefore, amendments of previously filed reports were not required. However, if the adjustments to correct the cumulative errors had been recorded in the third quarter 2011, TDS believes the impact would have been significant to the third quarter results and would have impacted comparisons to prior periods. SAB 108 provides that correcting prior year financial statements for immaterial errors does not require previously filed reports to be amended and that such corrections may be made the next time a registrant files the prior year financial statements. Although SAB 108 would permit TDS to correct the foregoing errors the next time it files its prior year financial statements, TDS determined to voluntarily file this Form 8-K to reflect the corrections to such prior year financial information at this time. Accordingly, TDS is filing this Form 8-K to revise its Consolidated Statement of Operations, Statement of Changes in Equity, Statement of Cash Flows and Statement of Comprehensive Income for the years ended December 31, 2010, 2009 and 2008, and the Consolidated Balance Sheet as of December 31, 2010 and 2009 for these immaterial amounts. The Consolidated Statement of Changes in Equity at December 31, 2007 was revised to reflect the cumulative effect of these adjustments which resulted in a decrease to Retained earnings of $1.6 million.

The following tables provide information regarding the impact of these revisions on selected consolidated financial data:

Year Ended or at December 31, 2010	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Depreciation, amortization and accretion	$761,748	$(6,099)	$755,649
Total operating expenses	4,696,837	(6,099)	4,690,738
Operating income	289,992	6,099	296,091
Income tax expense	92,283	2,905	95,188
Net income	188,982	1,604	190,586
Net income attributable to noncontrolling interests,
net of tax	(45,126)	(611)	(45,737)
Net income attributable to TDS shareholders	143,856	993	144,849
Net income available to common	143,806	993	144,799
Basic earnings per share attributable
to TDS shareholders	1.37	0.01	1.38
Diluted earnings per share attributable
to TDS shareholders	1.36	0.01	1.37
Property, plant and equipment, net	3,558,334	(40,550)	3,517,784
Total assets	7,762,519	(39,951)	7,722,568
Net deferred income tax liability	585,468	3,624	589,092
Other deferred liabilities and credits	404,892	(50,094)	354,798
Retained earnings	2,446,626	3,973	2,450,599

Year Ended or at December 31, 2009	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Depreciation, amortization and accretion	$748,826	$(4,579)	$744,247
Total operating expenses	4,616,678	(4,579)	4,612,099
Operating income	403,265	4,579	407,844
Income tax expense	133,800	1,739	135,539
Net income	247,109	2,840	249,949
Net income attributable to noncontrolling interests,
net of tax	(58,144)	(458)	(58,602)
Net income attributable to TDS shareholders	188,965	2,382	191,347
Net income available to common	188,914	2,382	191,296
Basic earnings per share attributable
to TDS shareholders	1.73	0.02	1.75
Diluted earnings per share attributable
to TDS shareholders	1.72	0.02	1.74
Property, plant and equipment, net	3,507,845	(40,478)	3,467,367
Total assets	7,612,313	(40,478)	7,571,835
Net deferred income tax liability	517,762	1,307	519,069
Other deferred liabilities and credits	373,862	(43,923)	329,939
Retained earnings	2,358,580	2,980	2,361,560

Year Ended or at December 31, 2008	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Depreciation, amortization and accretion	$749,967	$(4,172)	$745,795
Total operating expenses	4,962,641	(4,172)	4,958,469
Operating income	128,747	4,172	132,919
Income tax expense	34,299	1,584	35,883
Net income	117,895	2,588	120,483
Net income attributable to noncontrolling interests,
net of tax	(29,399)	(418)	(29,817)
Net income attributable to TDS shareholders	88,496	2,170	90,666
Net income available to common	88,444	2,170	90,614
Basic earnings per share attributable
to TDS shareholders	0.76	0.02	0.78
Diluted earnings per share attributable
to TDS shareholders	0.76	0.02	0.78
Property, plant and equipment, net	3,568,773	(33,120)	3,535,653
Total assets	7,665,851	(33,120)	7,632,731
Net deferred income tax liability	464,980	(432)	464,548
Other deferred liabilities and credits	369,650	(31,986)	337,664
Retained earnings	2,221,469	598	2,222,067

  In Annual Report on Form 10-K for the year ended December 31, 2010, filed on February 25, 2011.